Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 10, 2018
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Dec. 10, 2018
Document Effective Date	Dec. 10, 2018
Prospectus Date	Sep. 28, 2018
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Prospectus:
Trading Symbol	PTVIX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Prospectus:
Trading Symbol	PTVAX